Debt - Short-Term Notes Payable - Additional Information (Details) $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($) Loan	Jun. 30, 2023 USD ($) Loan	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)
Short-Term Debt [Line Items]
Unamortized debt issuance costs			$ 659		$ 659		$ 233
Interest expense			5,052	$ 5,619	14,869	$ 15,940	21,183	$ 22,223
Notes Payable to Banks
Short-Term Debt [Line Items]
Interest rate	6.50%	7.75%							10.00%
Number of short-term loan agreements | Loan	2	2
Debt instrument, term		6 months
Unamortized debt issuance costs							0	4
Unamortized debt issuance costs			784		784		0	4
Amortization of debt issuance costs			262	13	292	18	31	175
Interest expense			$ 153	$ 122	$ 396	$ 571	$ 489	$ 928
Notes Payable to Banks | Bank 1, Loan 1
Short-Term Debt [Line Items]
Principal amount	$ 1,540
Notes Payable to Banks | Bank 1, Loan 2
Short-Term Debt [Line Items]
Principal amount	$ 1,620
Notes Payable to Banks | Bank 2, Loan 1
Short-Term Debt [Line Items]
Principal amount		$ 8,000								$ 8,000
Notes Payable to Banks | Bank 2, Loan 2
Short-Term Debt [Line Items]
Principal amount		$ 6,400								$ 6,400
Notes Payable to Banks | Financial Institution 5
Short-Term Debt [Line Items]
Principal amount									$ 3,750
Interest rate			10.00%		10.00%